Operating Profit	12 Months Ended
Dec. 31, 2017
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Operating Profit
11	OPERATING PROFIT

Operating profit is stated after charging the following items:

	2017	2016	2015
	RMB million	RMB million	RMB million
Amortization of intangible assets (note 17)	142	129	85
Depreciation of property, plant and equipment (note 18)
– owned	7,065	6,388	5,350
– leased (finance leases)	6,302	5,563	4,972
Depreciation of investment properties (note 19)	12	11	4
Amortization of long-term deferred assets included in other non-current assets	402	394	388
Amortization of prepayments for land use right	45	63	60
Consumption of flight equipment spare parts	1,131	1,198	974
Auditors’ remuneration	19	18	17
Subsidy income (note 6)	(4,941)	(4,531)	(4,131)
Gain on disposal of a subsidiary (note 6)	(1,754)	—	(41)